Note 14 - Commitments (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2016	Dec. 31, 2014	Sep. 30, 2013	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2014
Minimum [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term				1 year	1 year
Maximum [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term				25 years	25 years
Corporate Offices [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term			5 years
Leasehold Improvements, Gross			$ 600,000
Operating Lease, Leasehold Improvements to be Made by Lessor							$ 380,000
Operating Lease, Annual Rent Two Years Ago			$ 359,750
Annual Increase in Operating Lease Rent Expense			3.00%			3.00%
Operating Lease Annual Rent in Three Years			$ 416,970
Sales Center [Member] | Subsequent Event [Member]
Security Deposit Forfeited	$ 26,648
Termination Payment of Lease	$ 25,000
Sales Center [Member]
Lessee Leasing Arrangements, Operating Leases, Renewal Term		5 years
Annual Increase in Operating Lease Rent Expense		3.00%
Lessee Leasing Arrangements, Operating Leases, Term of Contract		3 years 60 days
Operating Lease, Annual Rent		$ 53,130